SHARE OPTION AND WARRANTS RESERVE - Summary of Changes in Share Option and Warrants Reserve (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
OPTIONS AND WARRANTS
Period start, outstanding (in shares) | shares	5,562,984	7,021,514
Granted (in shares) | shares	154,666	655,544
Exercised (in shares) | shares	(5,828)
Exercised (in shares) | shares		(2,109,744)
Repurchased (in shares) | shares		(200,000)
Forfeited (in shares) | shares	(6,042)	(19,330)
Period end, outstanding (in shares) | shares	5,705,780	5,347,984
USD thousand
Beginning balance	$ 4,411	$ 2,442
Share options expense	1,487	1,609
Share options granted	124	0
Share options and warrants exercised	(13)
Share warrants exercised		(139)
Share warrants repurchased		(992)
Share options forfeited	0	0
Other		(20)
Ending balance	$ 6,009	$ 2,900